Other Income/(Loss) (Net) - Summary of Other Income/(Loss) (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure Of Other Income Loss[abstract]
Miscellaneous income	$ 197.7	₨ 14,958.0	₨ 16,941.8	₨ 32,508.0
Incentives	128.7	9,738.9	10,035.3	11,499.6
Gain/(Loss) on change in fair value of commodity derivatives	(91.0)	(6,881.8)	847.5	2,146.3
Dividend income and income on mutual funds	2.8	211.4	172.8	157.7
Gain/(loss) on sale, change in fair value of available-for-sale investments (net)				1,561.7
Profit on sale of investments measured at FVTPL	24.8	1,873.4	1,286.1
Profit on sale of investment in a subsidiary company (note below)			3,769.8
MTM on investments measured at FVTPL	(51.4)	(3,890.5)	2,385.4
Total	$ 211.6	₨ 16,009.4	₨ 35,438.7	₨ 47,873.3